Organization and Nature of Operations (Tables)	12 Months Ended
Dec. 31, 2023
Organization and Nature of Operations [Abstract]
Schedule of Consolidated Financial Statements	The accompanying consolidated financial statements reflect the activities of the Company and each of the following entities, including its WFOE and VIE:
No.	Name of subsidiaries	Place of incorporation	Date of incorporation or acquisition	Percentage of direct or indirect	Principal activities

1	Shengfeng Holding Limited (“Shengfeng HK”)	Hong Kong	August 18, 2020	100%	Investment holding of Tianyu
2	Tianyu Shengfeng Logistics Group Co., Ltd. (“Tianyu”, formerly known as “Fujian Tianyu Shengfeng Logistics Co., Ltd “)	Fujian, the PRC	December 16, 2020	100%	Investment holding of Shengfeng VIE
	VIE and VIE’s subsidiaries:
3	Shengfeng Logistics Group Co., Ltd. (“Shengfeng VIE” or “Shengfeng Logistics”)	Fujian, the PRC	December 7, 2001	100%	Transportation and warehouse storage management service
4	Fuqing Shengfeng Logistics Co., Ltd.	Fujian, the PRC	April 15, 2011	100%	Transportation and warehouse storage management service
5	Xiamen Shengfeng Logistics Co., Ltd.	Fujian, the PRC	December 22, 2011	100%	Transportation and warehouse storage management service
6	Guangdong Shengfeng Logistics Co., Ltd.	Guangdong, the PRC	December 30, 2011	100%	Transportation and warehouse storage management service
7	Hainan Shengfeng Supply Chain Management Co., Ltd.	Hainan, the PRC	August 18, 2020	100%	Transportation and warehouse storage management service
8	Beijing Tianyushengfeng E-commerce Technology Co., Ltd.	Beijing, the PRC	January 9, 2004	100%	Transportation and warehouse storage management service
9	Beijing Shengfeng Supply Chain Management Co., Ltd.	Beijing, the PRC	April 13, 2016	100%	Transportation and warehouse storage management service
10	Shengfeng Logistics (Guizhou) Co., Ltd.	Guizhou, the PRC	August 15, 2017	100%	Transportation and warehouse storage management service
11	Shengfeng Logistics (Tianjin) Co., Ltd.	Tianjin, the PRC	March 8, 2016	100%	Transportation and warehouse storage management service
12	Shengfeng Logistics (Shandong) Co., Ltd.	Shandong, the PRC	March 15, 2016	100%	Transportation and warehouse storage management service
13	Shengfeng Logistics Hebei Co., Ltd.	Hebei, the PRC	February 17, 2016	100%	Transportation and warehouse storage management service
14	Shengfeng Logistics (Henan) Co., Ltd.	Henan, the PRC	March 28, 2016	100%	Transportation and warehouse storage management service
15	Shengfeng Logistics (Liaoning) Co., Ltd.	Liaoning, the PRC	March 2, 2016	100%	Transportation and warehouse storage management service
16	Shengfeng Logistics (Yunnan) Co., Ltd.	Yunnan, the PRC	January 25, 2016	100%	Transportation and warehouse storage management service
17	Shengfeng Logistics (Guangxi) Co., Ltd.	Guangxi, the PRC	February 1, 2016	100%	Transportation and warehouse storage management service
18	Hubei Shengfeng Logistics Co., Ltd.	Hubei, the PRC	December 15, 2010	100%	Transportation and warehouse storage management service
19	Shengfeng Logistics Group (Shanghai) Supply Chain Management Co., Ltd.	Shanghai, the PRC	August 26, 2015	100%	Transportation and warehouse storage management service
20	Shanghai Shengxu Logistics Co., Ltd.	Shanghai, the PRC	June 4, 2003	100%	Transportation and warehouse storage management service
21	Hangzhou Shengfeng Logistics Co., Ltd.	Zhejiang, the PRC	June 10, 2010	100%	Transportation and warehouse storage management service
22	Nanjing Shengfeng Logistics Co., Ltd.	Jiangsu, the PRC	August 30, 2011	100%	Transportation and warehouse storage management service
23	Suzhou Shengfeng Logistics Co., Ltd.	Jiangsu, the PRC	January 14, 2005	90%	Transportation and warehouse storage management service
24	Suzhou Shengfeng Supply Chain Management Co., Ltd.	Jiangsu, the PRC	August 9, 2019	100%	Transportation and warehouse storage management service
25	Shengfeng Supply Chain Management Co., Ltd.	Fujian, the PRC	June 19, 2014	100%	Transportation and warehouse storage management service
26	Fuzhou Shengfeng Transportation Co., Ltd.	Fujian, the PRC	April 18, 2019	100%	Transportation and warehouse storage management service
27	Sichuan Shengfeng Logistics Co., Ltd.	Sichuan, the PRC	June 27, 2019	100%	Transportation and warehouse storage management service

No.	Name of subsidiaries	Place of incorporation	Date of incorporation or acquisition	Percentage of direct or indirect	Principal activities
28	Fujian Shengfeng Logistics Co., Ltd.	Fujian, the PRC	April 2, 2020	100%	Transportation and warehouse storage management service
29	Fujian Dafengche Information Technology Co. Ltd.	Fujian, the PRC	August 26, 2020	100%	Software engineering
30	Ningde Shengfeng Logistics Co. Ltd.(a)	Fujian, the PRC	November 12, 2018	51%	Transportation and warehouse storage management service
31	Fujian Fengche Logistics Co., Ltd. (b)	Fujian, the PRC	October 28, 2020	0%	Transportation service
32	Shengfeng Logistics (Zhejiang) Co., Ltd.	Zhejiang, the PRC	February 1, 2021	100%	Transportation and warehouse storage management service
33	Chengdu Shengfeng Supply Chain Management Co., Ltd.	Chengdu, the PRC	October 12, 2021	100%	Supply chain management service
34	Shengfeng Logistics Group (Ningde) Supply Chain Management Co., Ltd.	Fujian, the PRC	September 23, 2022	100%	Supply chain management service
35	Anhui Shengfeng Supply Chain Management Co., Ltd.	Anhui, the PRC	November 29, 2023	100%	Transportation and warehouse storage management service
	Significant subsidiaries of Tianyu:
36	Yichun Shengfeng Logistics Co., Ltd. (c)	Jiangxi, the PRC	December 1, 2022	100%	Transportation and warehouse storage management service
37	Fujian Shengfeng Smart Technology Co., Ltd. (“SF Smart”)(d)	Fujian, the PRC	April 20, 2023	100%	Property management service
38	Shenzhen Tianyu Shengfeng Supply Chain Management Co., Ltd. (e)	Shenzhen, the PRC	May 19, 2023	100%	Supply chain management service
39	Fujian Pingtan Tianyu Shengfeng Technology Co., Ltd. (“Pingtan SF”) (f)	Fujian, the PRC	September 27, 2023	100%	Supply chain management service
40	Hubei Tianyu Shengfeng Logistics Co., Ltd	Hubei, the PRC	November 14, 2023	100%	Transportation and supply chain management service
41	Wanzai Shengfeng Logistics Co., Ltd	Jiangxi, the PRC	January 4, 2024	100%	Transportation and supply chain management service
(a)	On January 5, 2022, Shengfeng Logistics entered into a share transfer agreement with Fuzhou Puhui Technology Co., Ltd. (“Fuzhou Puhui”), an unrelated third party, to transfer its 49% equity interest in Ningde Shengfeng Logistics Co., Ltd. (“Ningde Shengfeng”) to Fuzhou Puhui. After the transaction, the Company owned a 51% equity interest in Ningde Shengfeng.
(b)	On June 5, 2023, 100% equity interest in Fujian Fengche Logistics Co., Ltd. was transferred to third parties.
(c)	On May 29, 2023, Yichun Shengfeng Logistics Co., Ltd. became a wholly owned subsidiary of Tianyu.
(d)	On April 20, 2023, SF Smart was set up in Fujian, China, with 55% of the equity interests owned by Tianyu, and 45% of the equity interests owned by Shengfeng Supply Chain Management Co., Ltd. For the year ended December 31, 2023, Tianyu, entered into an equity purchase agreement to sell its 51% equity interest in Pingtan SF and Pingtan SF’s subsidiary (SF Smart) to a third party. The transaction was completed on March 13, 2024.

(e)	On May 19, 2023, Shenzhen Tianyu Shengfeng Supply Chain Management Co., Ltd. was set up in Shenzhen, China. This entity is fully owned by Tianyu and will provide supply chain management service in the future.
(f)	On September 27, 2023, Pingtan SF was set up in Fujian, China, with 51% of the equity interests owned by Tianyu, and 49% of the equity interests owned by Shengfeng Supply Chain Management Co., Ltd. Tianyu further entered into an agreement to sell 51% equity interest of Pingtan SF and Pingtan SF’s subsidiary (SF Smart) to a third party for a consideration of $7.2 million (RMB51.0 million). Tianyu received $2.8 million (RMB20.0 million) as of December 31, 2023 and received the remaining balance subsequently. The transaction was completed on March 13, 2024.